Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Interest receivable	80	516
Other receivables	264	1,044
Income tax refund	4,267	—
Prepaid income tax	—	7,210
VAT recoverable	1,941	4,206
Prepayments	3,455	3,801
	10,007	16,777